Schedule - Supplementary Insurance Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	$ 3,778	[1]	$ 3,249	[1]	$ 3,487	[1]
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	36,765		36,154		35,252
Supplementary Insurance Information, Unearned premiums		[2]		[2]		[2]
Supplementary Insurance Information, Other policy claims and benefits payable		[2]		[2]		[2]
Supplementary Insurance Information, Premium revenue	724		635		531
Supplementary Insurance Information, Net investment income	1,849	[3]	1,825	[3]	1,844	[3]
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	2,480		2,319		2,162
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	374	[1]	575	[1]	65	[1]
Supplementary Insurance Information, Other operating expenses	922	[1],[3]	863	[1],[3]	830	[1],[3]
Supplementary Insurance Information, Premiums written
IPS - Annuity [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	2,214	[1]	2,110	[1]	2,232	[1]
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	10,985		12,214		12,550
Supplementary Insurance Information, Unearned premiums		[2]		[2]		[2]
Supplementary Insurance Information, Other policy claims and benefits payable		[2]		[2]		[2]
Supplementary Insurance Information, Premium revenue	416		334		234
Supplementary Insurance Information, Net investment income	546	[3]	551	[3]	527	[3]
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	1,065		970		850
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	185	[1]	185	[1]	80	[1]
Supplementary Insurance Information, Other operating expenses	303	[1],[3]	285	[1],[3]	269	[1],[3]
Supplementary Insurance Information, Premiums written
Retirement Plans Segment [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	179	[1]	168	[1]	172	[1]
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	14,313		13,628		12,638
Supplementary Insurance Information, Unearned premiums		[2]		[2]		[2]
Supplementary Insurance Information, Other policy claims and benefits payable		[2]		[2]		[2]
Supplementary Insurance Information, Premium revenue	0
Supplementary Insurance Information, Net investment income	743	[3]	736	[3]	715	[3]
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	473		457		441
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	(2)	[1]	14	[1]	11	[1]
Supplementary Insurance Information, Other operating expenses	151	[1],[3]	163	[1],[3]	166	[1],[3]
Supplementary Insurance Information, Premiums written
IPS - Life And NBSG [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	1,557	[1]	1,442	[1]	1,421	[1]
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	10,068		9,564		9,338
Supplementary Insurance Information, Unearned premiums		[2]		[2]		[2]
Supplementary Insurance Information, Other policy claims and benefits payable		[2]		[2]		[2]
Supplementary Insurance Information, Premium revenue	282		301		297
Supplementary Insurance Information, Net investment income	544	[3]	536	[3]	533	[3]
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	910		868		863
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	125	[1]	150	[1]	75	[1]
Supplementary Insurance Information, Other operating expenses	284	[1],[3]	255	[1],[3]	238	[1],[3]
Supplementary Insurance Information, Premiums written
Corporate and Other Segment [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs	(172)	[1]	(471)	[1]	(338)	[1]
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses	1,399		748		726
Supplementary Insurance Information, Unearned premiums		[2]		[2]		[2]
Supplementary Insurance Information, Other policy claims and benefits payable		[2]		[2]		[2]
Supplementary Insurance Information, Premium revenue	26
Supplementary Insurance Information, Net investment income	16	[3]	2	[3]	69	[3]
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses	32		24		8
Supplementary Insurance Information, Amortization of deferred policy acquisition costs	66	[1]	226	[1]	(101)	[1]
Supplementary Insurance Information, Other operating expenses	184	[1],[3]	160	[1],[3]	157	[1],[3]
Supplementary Insurance Information, Premiums written

[1]	The 2011 balances reflect a change in accounting principle, as described in Note 2.
[2]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[3]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.